Summary of Significant Accounting Policies	9 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Significant Accounting Policies
(3) Summary of Significant Accounting Policies

The condensed consolidated interim financial statements are prepared based on the same accounting policies as those applied and described in the Company’s consolidated financial statements for the fiscal year ended March 31, 2021.